Receivables and Other Current Assets	6 Months Ended
Jun. 30, 2018
Trade and other current receivables [abstract]
Receivables and Other Current Assets

5.	RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of June 30, 2018 is detailed in the table below:

	June 30, 2018	December 31, 2017
Sales taxes receivable	61	143
Interest receivable	12	16
Other current assets	1,066	83
	1,139	242

Other current assets is comprised of prepaid expenses and prepaid exploration and evaluation assets.